Investments in associates and joint venture - Statements of financial position of Tinka under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in associates [Line Items]
Current assets	$ 838,362	$ 577,762
Non-current assets	4,209,541	3,956,037
Current liabilities	(479,738)	(441,605)
Equity	3,559,701	3,169,211	$ 3,162,941	$ 2,538,531
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Non-current assets	50,456	42,475
Current liabilities	(323)	(350)
Equity	$ 51,773	$ 47,716